Borrowed Funds and Subordinated Debentures (Schedule of Debt) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Debt Instrument [Line Items]
Long-term Debt	$ 140,465
FHLB borrowings and repurchase agreements [Member]
Debt Instrument [Line Items]
Long and Short-term Debt	110,000	92,000	60,000
Long-term Debt	110,000
Year-to-date average	60,765	61,010	60,008
Maximum outstanding	140,000	95,000	61,000
Interest rate, at the end of the period	2.31%	2.58%	3.94%
Interest rate, Year-to-date average	3.96%	3.88%	3.94%
Securities Sold under Agreements to Repurchase [Member]
Debt Instrument [Line Items]
Long-term Debt	15,000	15,000	15,000
Year-to-date average	15,000	15,000	15,000
Maximum outstanding	15,000	15,000	15,000
Interest rate, at the end of the period	3.67%	3.67%	3.67%
Interest rate, Year-to-date average	3.67%	3.67%	3.67%
Subordinated Debt [Member]
Debt Instrument [Line Items]
Long-term Debt	15,465	15,465	15,465
Year-to-date average	15,465	15,465	15,465
Maximum outstanding	$ 15,465	$ 15,465	$ 15,465
Interest rate, at the end of the period	1.82%	1.80%	1.89%
Interest rate, Year-to-date average	1.81%	1.83%	2.19%